Securities Act File No. 33-64457

Investment Company Act File No. 811-7435

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 25	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒

Smith Barney Allocation Series Inc.

(Formerly, Smith Barney Concert Allocation Series Inc.)

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York,	NY 10004
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 203-890-7026

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(i) of Rule 485

☐	on (date) pursuant to paragraph (a)(i) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(ii) of Rule 485

☐	on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SMITH BARNEY

ALLOCATION SERIES INC.

PROSPECTUS

APRIL 29, 2005

SELECT PORTFOLIOS

SELECT HIGH GROWTH PORTFOLIO

Prospectus begins on page one

Shares of the portfolio are offered only to insurance

company separate accounts which fund certain

annuity and variable life insurance contracts and

to certain qualified pension and retirement plans.

This prospectus should be read together with

the prospectus for those contracts or plans.

The Securities and Exchange Commission has

not approved or disapproved these securities or

determined whether this prospectus is accurate or

complete. Any statement to the contrary is a crime.

Contents

Smith Barney Allocation Series Inc. (“Allocation Series”) consists of eight separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. Each of the eight portfolios offers different levels of potential return and involves different levels of risk.

The Board of Directors of Allocation Series has approved certain changes in the allocations to the underlying funds in which the portfolios invest. See “About the portfolio—Recent developments” below.

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Investments, Risks and Performance

About the portfolio

The portfolio is a “fund of funds”—meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolio.

The portfolio is managed to serve as a complete investment program or as a core part of a larger portfolio.

•	Target Allocation is the manager’s initial strategic focus in allocating between equity funds and fixed income funds

•	Target Range is the range in which the manager may vary from the Target Allocation

Investing primarily in other mutual funds presents special risks:

•	In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds

•	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose

You should know:

•	You could lose money on your investment in the portfolio, or the portfolio may not perform as well as other investments

•	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on the next page.

Fixed Income Securities:

•	When interest rates go up, prices of fixed income securities usually go down. This is known as interest rate risk

•	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk

•	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

•	Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity Securities:

•	Stock prices may decline generally

•	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed

Recent developments

The Board of Directors of Allocation Series approved certain changes in the allocation to the underlying funds in which the portfolios of Allocation Series invest. These changes will be implemented by the portfolio manager of Allocation Series gradually as market conditions warrant. Shareholders of the portfolio will receive a supplement to this prospectus whenever changes to underlying funds become effective.

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Select High Growth Portfolio

Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Smith Barney funds depending upon the manager’s outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon smaller cap, higher growth companies. However, the portfolio can invest in underlying funds that have a range of investment styles and focuses, including large cap, international, emerging markets and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a portion of its assets to underlying funds that primarily invest in debt securities.

Target Allocation
Equity Funds	90%
Fixed Income Funds	10%
Target Range
Equity Funds	80-100%
Fixed Income Funds	0-20%

Underlying Funds and Target Percentage of Portfolio

Smith Barney Aggressive Growth Fund Inc.	5-30%	Smith Barney Fundamental Value Fund Inc.	0-20%
Smith Barney Large Capitalization Growth Fund	0-35%	SB Growth and Income Fund	0-20%
Large Cap Value Fund	0-30%	Smith Barney High Income Fund	0-20%
Smith Barney Small Cap Core Fund, Inc.	0-25%	Smith Barney Government Securities Fund	0-15%
International All Cap Growth Portfolio	0-25%	Smith Barney Investment Grade Bond Fund	0-15%
Smith Barney Hansberger Global Value Fund	0-25%	Smith Barney Small Cap Value Fund	0-15%
Cash Portfolio	0-20%	Smith Barney Mid Cap Core Fund	0-15%
Smith Barney Appreciation Fund Inc.	0-20%	Smith Barney Small Cap Growth Fund	0-15%

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with investing in equity securities generally. The principal risks associated with investing in equity securities are described on page 2 under “About the portfolio”. Your investment in the portfolio is also subject to the following specific risks:

•	Growth stocks or small capitalization stocks (generally those comprising the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for loss

•	An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

•	The manager’s judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

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Select High Growth Portfolio, continued

Performance information

This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 2000 Index (Russell 2000), a broad-based unmanaged capitalization weighted index of small capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), a broad-based unmanaged index of foreign stocks; and the Salomon Smith Barney High Yield Market Index (High Yield), a broad-based unmanaged index of high yield securities. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. The Indices are unmanaged and are not subject to the management fees and other expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Quarterly returns:  Highest:         % in          quarter         ; Lowest:         % in          quarter

Year-to-date:         % (through 3/31/05)

Total Return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Risk return table

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative

performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Russell 2000, MSCI EAFE, High Yield and the S&P 500 Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2004)
	1 year	5 years	Since Inception	Inception Date
SELECT HIGH GROWTH PORTFOLIO
INDICES
S&P 500				*
Russell 2000				*
MSCI EAFE				*
High Yield				**
*	Index comparison begins on February 5, 1997. Index performance reflects no deduction for fees, expenses or taxes.
**	Index comparison begins on February 28, 1997. Index performance reflects no deduction for fees, expenses or taxes.

Fee Table

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account. Based on the expense ratios of underlying Smith Barney funds in which the Select High Growth portfolio was invested on January 31, 2005, the approximate expense ratio is expected to be as follows:         %. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

Shareholder fees (paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual portfolio operating expenses

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual costs may be higher or lower.

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be:
The example assumes:	• You invest $10,000 • You reinvest all distributions and dividends without a sales charge
•	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance
•	You redeem your shares at the end of the period
•	The expenses of the underlying Smith Barney funds are reflected

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More on the Portfolio’s Investments

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio invests.

The underlying funds that invest primarily in equity securities are:

Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation by investing primarily in common stocks of companies its adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor’s 500 Index.

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their industries.

SB Growth and Income Fund seeks reasonable growth and income by investing in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income and potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. Its convertible securities may be of any credit quality and may include below investment grade securities.

Smith Barney Fundamental Value Fund Inc. seeks long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capitalization of at least $5 billion that are considered by its adviser (i) to be undervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are believed to afford attractive opportunities for investment growth.

Smith Barney Mid Cap Core Fund seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies whose market capitalizations are no greater than the market capitalizations of companies in the S&P Mid Cap Index at the time of investment.

Smith Barney Small Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index at the time of investment.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by investing primarily in equity securities of companies in any country including the United States that, in the opinion of its advisers, are undervalued. Income is an incidental consideration.

International All Cap Growth Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of foreign companies including exchange trades and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

Smith Barney Small Cap Core Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

Smith Barney Small Cap Value Fund seeks long-term growth of capital by investing primarily in equity securities of smaller capitalized companies whose market capitalizations are no greater than the market capitalization of companies in the Russell 2000 Value Index at the time of investment.

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes denominated in U.S. dollars or foreign currencies.

Smith Barney Investment Grade Bond Fund seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The fund invests primarily in a portfolio of investment grade bonds.

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More on the Portfolio’s Investments, continued

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agencies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”).

Smith Barney Diversified Strategic Income Fund seeks high current income primarily through investment in fixed income securities, including high yield securities. The fund attempts to achieve its objective by allocating and reallocating its assets primarily among various types of fixed-income securities such as: obligations issued or guaranteed as to principal and interest by the U.S. government; mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities.

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

Temporary defensive investments

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds Inc., repurchase agreements or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

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Investment Strategies and Related Risks

Portfolio turnover

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from an underlying fund’s performance.

Non-diversification

The portfolio is non-diversified, which means that it can invest a higher percentage of its assets in any one under- lying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolio may invest, and the range of assets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income oriented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio’s holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities (junk bonds). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

•	Increased price sensitivity to changing interest rates

•	Greater risk of loss because of default or declining credit quality

•	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
•	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus on foreign securities and other underlying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

•	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

•	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

•	Economic, political and social developments may adversely affect the securities markets

•	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

•	Be more sensitive to changes in the economy, earnings results and investor expectations

•	Have more limited product lines and capital resources

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Investment Strategies and Related Risks, continued

•	Experience sharper swings in market values

•	Be harder to sell at the times and prices the fund thinks appropriate

•	Offer greater potential for gain and loss

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Investment policies

The portfolio’s investment policies, including the particular underlying funds in which the portfolio may invest and the equity/fixed income targets applicable to the portfolio, may be changed by the board of directors without shareholder approval.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings are described in the Statement of Additional Information (“SAI”).

The portfolio may also use other strategies and invest (through the underlying fund) in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying fund) in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

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Management

The manager

The portfolio’s investment manager is Travelers Investment Adviser, Inc. (“TIA”), an affiliate of Citigroup Global Markets Inc. (“CGM”). The manager’s address is 399 Park Avenue, New York, NY 10022. The manager selects the portfolio’s investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc (“Citigroup”). Citigroup businesses offer a broad range of financial services—asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading—and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio, the portfolio’s manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

TIA utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg joined TIA in 2003 and serves as the manager’s head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management.

Management fees

MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED JANUARY 31, 2005*

(as % of average daily net assets)

High Growth

* For more information regarding the management fees of the underlying funds, please consult the SAI.

The portfolio’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer Agent and shareholder servicing agent

Citicorp Trust Bank, fsb (“CTB”) serves as the portfolio’s transfer agent and shareholder servicing agent (the “transfer agent”). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent performs certain shareholder record keeping and accounting services.

Recent developments

In connection with an investigation previously disclosed by Citigroup, the Staff of the SEC has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as

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Management, continued

transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the investment manager to each portfolio and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife.

The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

The Allocation Series’ Board of Directors will be considering proposals relating to TIA’s management of the portfolios. Any such proposals will require the approval of the Board of Directors and potentially, the shareholders of the portfolios.

Possible conflict of interest

The Directors and officers of the Allocation Series also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of the portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Allocation Series fulfill their fiduciary duties to the portfolio and the underlying funds. The Directors of the Allocation Series believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Allocation Series or the portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the Directors and officers of the Allocation Series, the affected underlying funds and TIA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Allocation Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

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Share Transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Directors intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	the New York Stock Exchange (“NYSE”) is closed;

•	trading on the NYSE is restricted;

•	an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for the portfolio and underlying fund to fairly determine the value of its net assets; or

•	as permitted by an SEC order in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of a portfolio, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause a portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Portfolios investing in foreign securities have been particularly susceptible to this form of arbitrage, but other portfolios could also be affected.

Because of the potential harm to the portfolio and its long term shareholders, the Board of Directors of the portfolio has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the

ALLOCATION SERIES—SELECT HIGH GROWTH PORTFOLIO PROSPECTUS

11

Share Transactions, continued

account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. Although the policies and procedures discussed above apply to any account, including such insurance companies separate accounts, the portfolio’s ability to monitor trading in these accounts may be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the portfolio has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board of Directors reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolios or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

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12

Share Price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

The Board of Directors has approved valuation procedures to be followed to ensure that the portfolio’s securities are valued appropriately. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated [certain] valuation functions for the portfolios to the manager.

For that portion of the portfolio’s assets that are invested in the underlying funds, the portfolio’s net asset value is calculated based upon the net asset values of the underlying funds. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. Repurchase agreements and other short-term securities with maturities of 60 days or less held directly by the portfolio are valued using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent’s close of business.

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13

Tax Consequences of Dividends and Distributions

Tax Consequences of Dividends and Distributions

Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies.

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

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14

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by                 , an independent registered public accounting firm whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select High Growth Portfolio
	2005	2004	2003	2002	2001
Net asset value, beginning of year
Income (loss) from operations:
Net investment income
Net realized and unrealized gain (loss)
Total income (loss) from operations
Less distributions from:
Net investment income
Net realized gains
Total distributions
Net asset value, end of year
Total return
Net assets, end of year (000s)
Ratios to average net assets:
Expenses
Net investment income
Portfolio turnover rate

ALLOCATION SERIES—SELECT HIGH GROWTH PORTFOLIO PROSPECTUS

15

Smith Barney

Allocation

Series Inc.

Select Portfolios

Select High Growth Portfolio

Additional Information About the Portfolio

SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Citigroup Global Markets Financial Consultant if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

Your Serious Money. Professionally Managed® is a registered service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-07435)

[FD02967 4/05]

SMITH BARNEY

ALLOCATION SERIES INC.

PROSPECTUS

APRIL 29, 2005

SELECT PORTFOLIOS

SELECT GROWTH PORTFOLIO

Prospectus begins on page one

Shares of the portfolio are offered only to insurance

company separate accounts which fund certain

annuity and variable life insurance contracts and

to certain qualified pension and retirement plans.

This prospectus should be read together with

the prospectus for those contracts or plans.

The Securities and Exchange Commission has

not approved or disapproved these securities or

determined whether this prospectus is accurate or

complete. Any statement to the contrary is a crime.

PAGE DEFINITION PAGE

Insert your description of this page type here.

Contents

Smith Barney Allocation Series Inc. (“Allocation Series”) consists of eight separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. Each of the eight portfolios offers different levels of potential return and involves different levels of risk.

The Board of Directors of Allocation Series has approved certain changes in the allocations to the underlying funds in which the portfolios invest. See “About the portfolio-Recent developments” below.

ALLOCATION SERIES—SELECT GROWTH PORTFOLIO PROSPECTUS

1

Investments, Risks and Performance

About the portfolio

The portfolio is a “fund of funds”—meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolio.

The portfolio is managed to serve as a complete investment program or as a core part of a larger portfolio.

•	Target Allocation is the manager’s initial strategic focus in allocating between equity funds and fixed income funds

•	Target Range is the range in which the manager may vary from the Target Allocation

Investing primarily in other mutual funds presents special risks:

•	In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds

•	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose

You should know:

•	You could lose money on your investment in the portfolio, or the portfolio may not perform as well as other investments

•	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on the next page.

Fixed Income Securities:

•	When interest rates go up, prices of fixed income securities usually go down. This is known as interest rate risk

•	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk

•	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

•	Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity Securities:

•	Stock prices may decline generally

•	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed

Recent developments

The Board of Directors of Allocation Series approved certain changes in the allocation to the underlying funds in which the portfolios of Allocation Series invest. These changes will be implemented by the portfolio manager of Allocation Series gradually as market conditions warrant. Shareholders of the portfolio will receive a supplement to this prospectus whenever changes to underlying funds become effective.

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2

Select Growth Portfolio

Investment objective

Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney mutual funds listed below, which are primarily equity funds.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Smith Barney funds depending upon the manager’s outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds and, to a lesser degree, the bond markets. In assessing the equity markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager tends to emphasize underlying funds that focus upon larger capitalization companies. However, the portfolio can invest in underlying funds that have a range of investment styles and focuses, including small cap, international and high yield (Smith Barney High Income Fund) funds. The portfolio also allocates a significant portion of its assets to underlying funds that primarily invest in a broad range of debt securities to help reduce volatility.

Target Allocation
Equity Funds	70%
Fixed Income Funds	30%
Target Range
Equity Funds	60-80%
Fixed Income Funds	20-40%

Underlying Funds and Target Percentage of Portfolio

Smith Barney High Income Fund	5-20%	Smith Barney Hansberger Global Value Fund	0-20%
Smith Barney Appreciation Fund Inc.	0-30%	Smith Barney Small Cap Core Fund, Inc.	0-20%
Smith Barney Fundamental Value Fund Inc.	0-30%	Smith Barney Short-Term Investment Grade Bond Fund	0-15%
Smith Barney Large Capitalization Growth Fund	0-30%	Smith Barney Aggressive Growth Fund Inc.	0-15%
Large Cap Value Fund	0-30%	Smith Barney Investment Grade Bond Fund	0-15%
Cash Portfolio	0-20%	Smith Barney Managed Governments Fund Inc.	0-15%
Smith Barney Government Securities Fund	0-20%	Smith Barney Small Cap Value Fund	0-10%
SB Growth and Income Fund	0-20%	Smith Barney Mid Cap Core Fund	0-10%
International All Cap Growth Portfolio	0-20%	Smith Barney Small Cap Growth Fund	0-10%

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with investing in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities are described on page 2 under “About the portfolio”. Your investment in the portfolio is also subject to the following specific risks:

•	An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

•	The manager’s judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

•	Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Indices) may fall out of favor and may experience greater volatility, as well as greater potential for loss

•	When interest rates go up, prices of fixed income securities usually go down

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3

Select Growth Portfolio, continued

Performance Information

This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Russell 2000 Index (Russell 2000), a broad-based unmanaged capitalization weighted index of small capitalization companies; the Morgan Stanley Capital International EAFE Index (MSCI EAFE), a broad-based unmanaged index of foreign stocks; and the Lehman Brothers Government/Credit Bond Index (Lehman), a broad-based index of government and corporate fixed-rate debt issues. The Indices are unmanaged and are not subject to the management fees and other expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Past performance does not necessarily indicate how the fund will perform in the future.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Quarterly returns: Highest:     % in      quarter         ; Lowest:     % in      quarter

Year-to-date:     % (through 3/31/05)

Total Return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Risk return table

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the S&P 500 Index, Russell 2000, MSCI EAFE and Lehman Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2004)
	1 year	5 years	Since Inception	Inception Date
SELECT GROWTH PORTFOLIO				2/5/97
INDICES
S&P 500				*
Russell 2000				*
MSCI EAFE				*
Lehman				**
*	Index comparison begins on February 5, 1997. Index performance reflects no deduction for fees, expenses or taxes.
**	Index comparison begins on February 28, 1997. Index performance reflects no deduction for fees, expenses or taxes.

Fee Table

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Based on the expense ratios of underlying Smith Barney funds in which the Select Growth Portfolio was invested on January 31, 2005, the approximate expense ratio is expected to be as follows:       %. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

Shareholder fees (paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual portfolio operating expenses

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be
The example assumes:	• You invest $10,000
•	You reinvest all distributions and dividends without a sales charge
•	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any)
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.
•	You redeem your shares at the end of the period
•	The expenses of the underlying Smith Barney funds are reflected

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4

More on the Portfolio’s Investments

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio invests.

The underlying funds that invest primarily in equity securities are:

Smith Barney Aggressive Growth Fund Inc. seeks capital appreciation by investing primarily in common stocks of companies its adviser believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies whose securities are included in the Standard & Poor’s 500 Index.

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their industries.

SB Growth and Income Fund seeks reasonable growth and income by investing in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income and potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. Its convertible securities may be of any credit quality and may include below investment grade securities.

Smith Barney Fundamental Value Fund Inc. seeks long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capitalization of at least $5 billion that are considered by its adviser (i) to be undervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are believed to afford attractive opportunities for investment growth.

Smith Barney Mid Cap Core Fund seeks long-term growth of capital by investing primarily in equity securities of medium-sized companies whose market capitalizations are no greater than the market capitalizations of companies in the S&P Mid Cap Index at the time of investment.

Smith Barney Small Cap Growth Fund seeks long-term growth of capital by investing primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index at the time of investment.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by investing primarily in equity securities of companies in any country including the United States that, in the opinion of its advisers, are undervalued. Income is an incidental consideration.

International All Cap Growth Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of foreign companies including exchange trades and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

Smith Barney Small Cap Core Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

Smith Barney Small Cap Value Fund seeks long-term growth of capital by investing primarily in equity securities of smaller capitalized companies whose market capitalizations are no greater than the market capitalization of companies in the Russell 2000 Value Index at the time of investment.

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes denominated in U.S. dollars or foreign currencies.

Smith Barney Investment Grade Bond Fund seeks to provide as high a level of current income as is consistent with prudent investment management and preservation of capital. The fund invests primarily in a portfolio of investment grade bonds.

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More on the Portfolio’s Investments, continued

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agencies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”).

Smith Barney Short-Term Investment Grade Bond Fund seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations and securities issued by the U.S. government and its agencies and instrumentalities.

Smith Barney Managed Governments Fund Inc. seeks high current income consistent with liquidity and safety of capital. The fund invests substantially all of its assets in U.S. government securities. The fund’s portfolio consists primarily of mortgage-backed securities issued or guaranteed by GNMA, the Federal National Mortgage Association (“FNMA”) and FHLMC.

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

SB Convertible Fund seeks current income and capital appreciation by investing in investment and non-investment grade convertible securities and in combinations of non-convertible fixed-income securities and warrants or call options that together resemble convertible securities.

Temporary defensive investments

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds Inc., repurchase agreements or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

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6

Investment Strategies and Related Risks

Portfolio turnover

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from an underlying fund’s performance.

Non-diversification

The portfolio is non-diversified, which means that it can invest a higher percentage of its assets in any one under- lying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolio may invest, and the range of assets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income oriented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio’s holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities (junk bonds). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

•	Increased price sensitivity to changing interest rates

•	Greater risk of loss because of default or declining credit quality

•	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments
•	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus on foreign securities and other underlying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

•	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

•	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

•	Economic, political and social developments may adversely affect the securities markets

•	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

•	Be more sensitive to changes in the economy, earnings results and investor expectations

•	Have more limited product lines and capital resources

ALLOCATION SERIES—SELECT GROWTH PORTFOLIO PROSPECTUS

7

Investment Strategies and Related Risks, continued

•	Experience sharper swings in market values

•	Be harder to sell at the times and prices the fund thinks appropriate

•	Offer greater potential for gain and loss

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings are described in the Statement of Additional Information (“SAI”).

The portfolio may also use other strategies and invest (through the underlying fund) in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying fund) in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

Investment policies

The portfolio’s investment policies, including the particular underlying funds in which the portfolio may invest and the equity/fixed income targets applicable to the portfolio, may be changed by the board of directors without shareholder approval.

ALLOCATION SERIES—SELECT GROWTH PORTFOLIO PROSPECTUS

8

Management

The manager

The portfolio’s investment manager is Travelers Investment Adviser, Inc. (“TIA”), an affiliate of Citigroup Global Markets Inc. (“CGM”). The manager’s address is 399 Park Avenue, New York, NY 10022. The manager selects the portfolio’s investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. (“Citigroup”). Citigroup businesses offer a broad range of financial services—asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading—and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio, the portfolio’s manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

TIA utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg joined TIA in 2003 and serves as the manager’s head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management.

Management fees

MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED JANUARY 31, 2005*

(as % of average daily net assets)

High Growth

* For more information regarding the management fees of the underlying funds, please consult the SAI.

The portfolio’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as "revenue sharing payments." The recipients of such payments may include the portfolio’s distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer Agent and shareholder servicing agent

Citicorp Trust Bank, fsb (“CTB”) serves as the portfolio’s transfer agent and shareholder servicing agent (the “transfer agent”). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent performs certain shareholder record keeping and accounting services.

Recent developments

In connection with an investigation previously disclosed by Citigroup, the Staff of the SEC has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was elimi -

ALLOCATION SERIES—SELECT GROWTH PORTFOLIO PROSPECTUS

9

Management, continued

nated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the investment manager to each portfolio and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife.

The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

The Allocation Series’ Board of Directors will be considering proposals relating to TIA’s management of the portfolios. Any such proposals will require the approval of the Board of Directors and potentially, the shareholders of the portfolios

Possible conflict of interest

The Directors and officers of the Allocation Series also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of the portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Allocation Series fulfill their fiduciary duties to the portfolio and the underlying funds. The Directors of the Allocation Series believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Allocation Series or the portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the Directors and officers of the Allocation Series, the affected underlying funds and TIA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Allocation Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

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10

Share Transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Directors intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	the New York Stock Exchange (“NYSE”) is closed;

•	trading on the NYSE is restricted;

•	an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for the portfolio and underlying fund to fairly determine the value of its net assets; or

•	as permitted by an SEC order in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of a portfolio, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause a portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Portfolios investing in foreign securities have been particularly susceptible to this form of arbitrage, but other portfolios could also be affected.

Because of the potential harm to the portfolio and its long term shareholders, the Board of Directors of the portfolio has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the

ALLOCATION SERIES—SELECT GROWTH PORTFOLIO PROSPECTUS

11

Share Transactions, continued

account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. Although the policies and procedures discussed above apply to any account, including such insurance companies separate accounts, the portfolio’s ability to monitor trading in these accounts may be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the portfolio has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board of Directors reserves the right to modify these or adopt additional policies and restrictions in the future.

Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolios or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

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12

Share Price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

The Board of Directors has approved valuation procedures to be followed to ensure that the portfolio’s securities are valued appropriately. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated [certain] valuation functions for the Portfolios to the manager.

For that portion of the portfolio’s assets that are invested in the underlying funds, the portfolio’s net asset value is calculated based upon the net asset values of the underlying funds. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. Repurchase agreements and other short-term securities with maturities of 60 days or less held directly by the portfolio are valued using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent’s close of business.

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13

Tax Consequences of Dividends and Distributions

Tax Consequences of Dividends and Distributions

Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies.

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

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14

Financial Highlights

The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by                      , an independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Growth Portfolio
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year
Income (Loss) From Operations:
Net investment income
Net realized and unrealized gain (loss)
Total Income (Loss) From Operations
Less Distributions From:
Net investment income
Net realized gains
Total Distributions
Net Asset Value, End of Year
Total Return
Net Assets, End of Year (000s)
Ratios to Average Net Assets:
Expenses
Net investment income
Portfolio Turnover Rate

ALLOCATION SERIES—SELECT GROWTH PORTFOLIO PROSPECTUS

15

Smith Barney

Allocation

Series Inc.

Select Portfolios

Select Growth Portfolio

Additional Information About the Portfolio

SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Citigroup Global Markets Financial Consultant if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Smith Barney Shareholder Mutual Funds Services at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

Your Serious Money.  Professionally Managed® is a Registered Service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-07435)

FD02968 4/05

SMITH BARNEY

ALLOCATION SERIES INC.

PROSPECTUS

APRIL 29, 2005

SELECT PORTFOLIOS

SELECT BALANCED PORTFOLIO

Prospectus begins on page one

Shares of the portfolio are offered only to insurance

company separate accounts which fund certain

annuity and variable life insurance contracts and

to certain qualified pension and retirement plans.

This prospectus should be read together with

the prospectus for those contracts or plans.

The Securities and Exchange Commission has

not approved or disapproved these securities or

determined whether this prospectus is accurate or

complete. Any statement to the contrary is a crime.

Contents

Smith Barney Allocation Series Inc. (“Allocation Series”) consists of eight separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. Each of the eight portfolios offers different levels of potential return and involves different levels of risk.

The Board of Directors of Allocation Series has approved certain changes in the allocations to the underlying funds in which the portfolios invest. See “About the portfolio-Recent developments” below.

ALLOCATION SERIES—SELECT BALANCED PORTFOLIO PROSPECTUS

1

Investments, Risks and Performance

About the portfolio

The portfolio is a “fund of funds”—meaning it invests in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolio.

The portfolio is managed to serve as a complete investment program or as a core part of a larger portfolio.

•	Target Allocation is the manager’s initial strategic focus in allocating between equity funds and fixed income funds

•	Target Range is the range in which the manager may vary from the Target Allocation

Investing primarily in other mutual funds presents special risks:

•	In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds

•	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose

You should know:

•	You could lose money on your investment in the portfolio, or the portfolio may not perform as well as other investments

•	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed income securities and equity securities

The underlying funds invest in fixed income securities and equity securities. Risks common to investments in fixed income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on the next page.

Fixed Income Securities:

•	When interest rates go up, prices of fixed income securities usually go down. This is known as interest rate risk

•	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk

•	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

•	Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity Securities:

•	Stock prices may decline generally

•	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed

Recent developments

The Board of Directors of Allocation Series approved certain changes in the allocation to the underlying funds in which the portfolios of Allocation Series invest. These changes will be implemented by the portfolio manager of Allocation Series gradually as market conditions warrant. Shareholders of the portfolio will receive a supplement to this prospectus whenever changes to underlying funds become effective.

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2

Select Balanced Portfolio

Investment objective

Balance of growth of capital and income.

Principal investment strategies

The portfolio is a fund of funds. It invests in the Smith Barney equity and fixed income funds listed below.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Smith Barney funds depending upon the manager’s outlook for the equity and bond markets in general, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. In selecting equity funds, the manager tends to emphasize underlying funds that focus upon established large-capitalization, U.S. stocks. The portfolio’s fixed income funds mainly invest in U.S. government and agency securities and mortgage-backed securities. However, the portfolio can invest in underlying funds that have a range of investment styles and focuses.

Target Allocation
Equity Funds	50%
Fixed Income Funds	50%
Target Range
Equity Funds	40-60%
Fixed Income Funds	40-60%

Underlying Funds and Target Percentage of Portfolio

Smith Barney Diversified Strategic Income Fund	5-25%	Smith Barney Fundamental Value Fund Inc.	0-20%
SB Convertible Fund	5-20%	Smith Barney Government Securities Fund	0-20%
Smith Barney Managed Governments Fund Inc.	5-20%	Smith Barney High Income Fund	0-15%
Cash Portfolio	0-25%	Smith Barney Large Capitalization Growth Fund	0-15%
Large Cap Value Fund	0-20%	Smith Barney Small Cap Core Fund, Inc.	0-15%
SB Growth and Income Fund	0-20%	International All Cap Growth Portfolio	0-15%
Smith Barney Short-Term Investment Grade Bond Fund	0-20%	Smith Barney Hansberger Global Value Fund	0-15%
Smith Barney Appreciation Fund Inc.	0-20%

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with investing in both fixed income securities and equity securities generally. The principal risks associated with investing in these securities are described on page 2 under “About the portfolio”. Your investment in the portfolio is also subject to the following specific risks:

•	An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

•	The manager’s judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

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3

Select Balanced Portfolio, continued

Performance Information

This bar chart and the table below indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the S&P 500 Composite Stock Index (S&P 500), a broad-based unmanaged index of widely held common stocks; the Lehman Brothers Government/Credit Bond Index (Lehman), a broad-based index of government and corporate fixed-rate debt issues; the Salomon Smith Barney One-Year U.S. Treasury Bill Index (T-Bill) consists of one One-Year United States Treasury Bill whose return is tracked until its maturity; and the Salomon Smith Barney World Government Bond Index (World Bond), a market capitalization-weighted index that tracks the performance of the government bond markets of 14 countries. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. The Indices are unmanaged and are not subject to the management fees and other expenses of a mutual fund. An investor cannot invest directly in an index.

Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Quarterly returns:  Highest:     % in      quarter         ; Lowest:     % in      quarter

Year-to-date:     % (through 3/31/05)

Total Return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Risk return table

This table assumes redemption of shares at the end of each period, and the reinvestment of distributions and dividends.

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the S&P 500 Index, Lehman Index, T-Bill Index and World Bond Index. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

Average Annual Total Returns (for the periods ended December 31, 2004)
	1 year	5 years	Since Inception	Inception Date
SELECT BALANCED PORTFOLIO				2/5/97
INDICES
S&P 500				*
Lehman				**
T-Bill				*
World Bond	%	%	%	*
*	Index comparison begins on February 5, 1997. Index performance reflects no deduction for fees, expenses or taxes.
**	Index comparison begins on February 28, 1997. Index performance reflects no deduction for fees, expenses or taxes.

Fee table

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

Based on the expense ratios of underlying Smith Barney funds in which the Select Balanced Portfolio was invested on January 31, 2005, the approximate expense ratio is expected to be as follows:     %. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

Shareholder fees (paid directly from your investment)
Maximum sales charge on purchases	None
Maximum deferred sales charge on redemptions	None
Annual portfolio operating expenses (paid by the portfolio as a % of net assets)
Management fees	0.35%
Distribution and service (12b-1) fees	None
Other expenses	None
Total annual portfolio operating expenses

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

Number of years you owned your shares	1 year	3 years	5 years	10 years
Your costs would be

The example assumes:

•	You invest $10,000
•	You reinvest all distributions and dividends without a sales charge
•	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same
•	Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance
•	You redeem your shares at the end of the period
•	The expenses of the underlying Smith Barney funds are reflected

ALLOCATION SERIES—SELECT BALANCED PORTFOLIO PROSPECTUS

4

More on the Portfolio’s Investments

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio invests.

The underlying funds that invest primarily in equity securities are:

Smith Barney Appreciation Fund Inc. seeks long-term appreciation of shareholder capital by investing primarily in equity securities of U.S. companies. The core holdings of the fund are blue chip companies that are dominant in their industries.

SB Growth and Income Fund seeks reasonable growth and income by investing in a portfolio consisting principally of equity securities, including convertible securities, that provide dividend or interest income and potential appreciation in value. The fund emphasizes U.S. stocks with large market capitalizations. Its convertible securities may be of any credit quality and may include below investment grade securities.

Smith Barney Fundamental Value Fund Inc. seeks long-term capital growth. Current income is a secondary objective. The fund seeks to achieve its primary objective by investing in a diversified portfolio of common stocks and common stock equivalents and, to a lesser extent, in bonds and other debt instruments.

Large Cap Value Fund seeks current income and long-term growth of capital. The fund invests primarily in common stocks of companies having a market capitalization of at least $5 billion that are considered by its adviser (i) to be undervalued by the marketplace, (ii) to offer potential opportunities not yet recognized by the marketplace or (iii) to have been out of favor in the marketplace but that are poised to turn around because of a new management team, product or business strategy.

Smith Barney Large Capitalization Growth Fund seeks long-term growth of capital by investing in equity securities of large capitalization companies with market capitalizations greater than $5 billion at the time of investment that are believed to afford attractive opportunities for investment growth.

Smith Barney Hansberger Global Value Fund seeks long-term capital growth by investing primarily in equity securities of companies in any country including the United States that, in the opinion of its advisers, are undervalued. Income is an incidental consideration.

International All Cap Growth Portfolio seeks total return on its assets from growth of capital and income. The fund invests primarily in a diversified portfolio of equity securities of foreign companies including exchange trades and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities and rights and warrants relating to equity securities.

Smith Barney Small Cap Core Fund, Inc. seeks long-term capital appreciation by investing primarily in the common stocks of U.S. companies with relatively small market capitalizations at the time of investment.

The underlying funds that invest primarily in fixed income securities are:

Smith Barney High Income Fund seeks to provide shareholders with high current income. Although growth of capital is not an investment objective of the fund, its adviser may consider potential for growth as one factor, among others, in selecting investments for the fund. The fund will seek high current income by investing in high risk, high-yielding corporate bonds, debentures and notes denominated in U.S. dollars or foreign currencies.

Smith Barney Government Securities Fund seeks high current return by investing in obligations of, or securities guaranteed by, the U.S. government, its agencies or instrumentalities (including, without limitation, treasury bills and bonds, mortgage participation certificates issued by the Federal Home Loan Mortgage Corporation (“FHLMC”) and mortgage-backed securities issued by the Government National Mortgage Association (“GNMA”).

Smith Barney Short-Term Investment Grade Bond Fund seeks current income, preservation of capital and liquidity. The fund seeks to achieve its objective by investing its assets in corporate debt securities, bank obligations and securities issued by the U.S. government and its agencies and instrumentalities.

Smith Barney Managed Governments Fund Inc. seeks high current income consistent with liquidity and safety of capital. The fund invests substantially all of its assets in U.S. government securities. The fund’s portfolio consists primarily of mortgage-backed securities issued or guaranteed by GNMA, the Federal National Mortgage Association (“FNMA”) and FHLMC.

Smith Barney Diversified Strategic Income Fund seeks high current income primarily through investment in fixed income securities, including high yield securities. The fund attempts to achieve its objective by allocating and reallocating its assets primarily among various types of fixed-income securities such as: obligations issued or guaranteed as to principal and interest by the U.S. government; mortgage-related securities issued by various governmental and non-governmental entities; domestic and foreign corporate securities; and foreign government securities.

ALLOCATION SERIES—SELECT BALANCED PORTFOLIO PROSPECTUS

5

More on the Portfolio’s Investments, continued

Cash Portfolio is a money market fund that seeks maximum current income and preservation of capital by investing in high quality U.S. dollar denominated short-term debt securities.

SB Convertible Fund seeks current income and capital appreciation by investing in investment and non-investment grade convertible securities and in combinations of non-convertible fixed-income securities and warrants or call options that together resemble convertible securities.

Temporary defensive investments

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the Cash Portfolio, a series of Smith Barney Money Funds Inc., repurchase agreements or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

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6

Investment Strategies and Related Risks

Portfolio turnover

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading also increases transaction costs, which could detract from an underlying fund’s performance.

Non-diversification

The portfolio is non-diversified, which means that it can invest a higher percentage of its assets in any one under- lying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. However, each of the underlying funds (except Global Government Bond Portfolio) is diversified.

Changes in allocations

The underlying funds in which the portfolio may invest, and the range of assets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed income oriented investments may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may but is not required to adjust the portfolio’s holdings.

High yield securities

Certain of the underlying funds can invest all or a portion of their assets in high yield securities (junk bonds). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

•	Increased price sensitivity to changing interest rates

•	Greater risk of loss because of default or declining credit quality

•	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

•	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

Certain of the underlying funds focus on foreign securities and other underlying funds may invest a portion of their assets outside the U.S. Investing in non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

•	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

•	Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

•	Economic, political and social developments may adversely affect the securities markets

•	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Certain of the underlying funds focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

•	Be more sensitive to changes in the economy, earnings results and investor expectations

•	Have more limited product lines and capital resources

ALLOCATION SERIES—SELECT BALANCED PORTFOLIO PROSPECTUS

7

Investment Strategies and Related Risks, continued

•	Experience sharper swings in market values

•	Be harder to sell at the times and prices the fund thinks appropriate

•	Offer greater potential for gain and loss

Derivatives

Certain of the underlying funds may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings are described in the Statement of Additional Information (“SAI”).

The portfolio may also use other strategies and invest (through the underlying fund) in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying fund) in all of the types of securities described in this Prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

Investment policies

The portfolio’s investment policies, including the particular underlying funds in which the portfolio may invest and the equity/fixed income targets applicable to the portfolio, may be changed by the board of directors without shareholder approval.

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8

Management

The manager

The portfolio’s investment manager is Travelers Investment Adviser, Inc. (“TIA”), an affiliate of Citigroup Global Markets Inc. (“CGM”). The manager’s address is 399 Park Avenue, New York, NY 10022. The manager selects the portfolio’s investments and oversees its operations. The manager and CGM are subsidiaries of Citigroup Inc. (“Citigroup”). Citigroup businesses offer a broad range of financial services—asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading—and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers or employees, may have banking or investment banking relationships with the issuers of securities that are held in the portfolio. They may also own the securities of these issuers. However, in making investment decisions for the portfolio, the portfolio’s manager does not obtain or use inside information acquired by any division, department or affiliate of Citigroup in the course of those relationships. To the extent the portfolio acquires securities from an issuer that has a borrowing or other relationship with Citigroup or its affiliates, the proceeds of the purchase may be used to repay such borrowing or otherwise benefit Citigroup and/or its affiliates.

TIA utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg joined TIA in 2003 and serves as the manager’s head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management.

Management fees

MANAGEMENT FEES PAID DURING THE FISCAL YEAR ENDED JANUARY 31, 2005*

(as % of average daily net assets)

High Growth

* For more information regarding the management fees of the underlying funds, please consult the SAI.

The portfolio’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

The payments described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributor and other affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of a portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer Agent and shareholder servicing agent

Citicorp Trust Bank, fsb (“CTB”) serves as the portfolio’s transfer agent and shareholder servicing agent (the “transfer agent”). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Inc. serves as the portfolio’s sub-transfer agent (the “sub-transfer agent”). The sub-transfer agent performs certain shareholder record keeping and accounting services.

Recent developments

In connection with an investigation previously disclosed by Citigroup, the Staff of the SEC has notified Citigroup Asset Management (CAM), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; CTB, an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and the other two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM

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9

Management, continued

and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee.

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the funds.

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, the investment manager to each portfolio and currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife.

The transaction is subject to certain regulatory approvals and other customary conditions to closing. The transaction is expected to close this summer.

The Allocation Series’ Board of Directors will be considering proposals relating to TIA’s management of the portfolios. Any such proposals will require the approval of the Board of Directors and potentially, the shareholders of the portfolios.

Possible conflict of interest

The Directors and officers of the Allocation Series also serve in similar positions with many of the underlying Smith Barney funds. Thus, if the interests of the portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Allocation Series fulfill their fiduciary duties to the portfolio and the underlying funds. The Directors of the Allocation Series believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Allocation Series or the portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the Directors and officers of the Allocation Series, the affected underlying funds and TIA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Allocation Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

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10

Share Transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board of Directors intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another portfolio may be substituted.

The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	the New York Stock Exchange (“NYSE”) is closed;

•	trading on the NYSE is restricted;

•	an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for the portfolio and underlying fund to fairly determine the value of its net assets; or

•	as permitted by an SEC order in extraordinary circumstances.

Frequent purchases and sales of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of a portfolio, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s investment objective. Frequent trading may cause a portfolio to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the portfolio’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the portfolio’s securities holdings. Portfolios investing in foreign securities have been particularly susceptible to this form of arbitrage, but other portfolios could also be affected.

Because of the potential harm to the portfolio and its long term shareholders, the Board of Directors of the portfolio has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the fund reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder.

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Share Transactions, continued

In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. Although the policies and procedures discussed above apply to any account, including such insurance companies separate accounts, the portfolio’s ability to monitor trading in these accounts may be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the portfolio’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.

The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the portfolio has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.

The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board of Directors reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolios or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

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Share Price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. Each portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

The Board of Directors has approved valuation procedures to be followed to ensure that the portfolio’s securities are valued appropriately. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board of Directors. The Board of Directors has delegated [certain] valuation functions for the portfolios to the manager.

For that portion of the portfolio’s assets that are invested in the underlying funds, the portfolio’s net asset value is calculated based upon the net asset values of the underlying funds. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. Repurchase agreements and other short-term securities with maturities of 60 days or less held directly by the portfolio are valued using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Service Agents must transmit all properly received orders to buy, exchange or redeem shares to the applicable sub-transfer agent before the applicable sub-transfer agent’s close of business.

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Tax Consequences of Dividends and Distributions

Tax Consequences of Dividends and Distributions

Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies.

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

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Financial Highlights

The financial highlights tables are intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by                     , an independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Select Balanced Portfolio
	2005	2004	2003	2002	2001
Net Asset Value, Beginning of Year
Income (Loss) From Operations:
Net investment income
Net realized and unrealized gain (loss)
Total Income (Loss) From Operations
Less Distributions From:
Net investment income
Net realized gains
Capital
Total Distributions
Net Asset Value, End of Year
Total Return
Net Assets, End of Year (000s)
Ratios to Average Net Assets:
Expenses
Net investment income
Portfolio Turnover Rate

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15

Smith Barney

Allocation

Series Inc.

Select Portfolios

Select Balanced Portfolio

Additional Information About the Portfolio

SHAREHOLDER REPORTS

Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends one report to a household if more than one account has the same address. Contact your participating life insurance company representative or your Citigroup Global Markets Financial Consultant if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION

The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Smith Barney Mutual Funds Shareholder Services at 1-800-451-2010, or by writing to the portfolio at Smith Barney Mutual Funds, 125 Broad Street, New York, New York 10004.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the portfolio are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this Prospectus, you should not rely upon that information. Neither the portfolio nor the distributor is offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

Your Serious Money.  Professionally Managed® is a Registered Service mark of Citigroup Global Markets Inc.

(Investment Company Act file no. 811-07435)

FD029694/05

April 29, 2005

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY ALLOCATION SERIES INC.

Select High Growth Portfolio

Select Growth Portfolio

Select Balanced Portfolio

125 Broad Street, New York, New York 10004

(800) 451-2010

Smith Barney Allocation Series Inc. (the “Allocation Series” or the “fund”) (formerly known as Smith Barney Concert Allocation Series Inc.) currently offers eight investment portfolios, three of which are described in this Statement of Additional Information (“SAI”) (individually, a “portfolio” and collectively, the “Select Portfolios”). This SAI expands upon and supplements the information contained in the current prospectuses dated April 29, 2005 for the Select Portfolios, as amended or supplemented from time to time (the “prospectuses”), and should be read in conjunction therewith.

Each portfolio seeks to achieve its objective by investing in a number of open-end management investment companies or series thereof (the “underlying funds”) for which Citigroup Global Markets Inc. (“CGM”) now or in the future acts as principal underwriter or for which CGM, Smith Barney Fund Management LLC (“SBFM”) or Travelers Investment Adviser, Inc. (“TIA”) now or in the future acts as investment adviser. The prospectuses may be obtained from designated insurance companies offering separate accounts (“separate accounts”) which fund certain variable annuity and variable life insurance contracts (each, a “contract”) and qualified pension and retirement plans or by writing or calling the Allocation Series at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into each prospectus in its entirety.

WHY INVEST IN THE ALLOCATION SERIES

The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

Each of the portfolios invests in a select group of underlying funds suited to the portfolio’s particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by the portfolios’ manager, TIA according to fundamental and quantitative analysis. Since the assets will be adjusted only periodically and only within pre-determined ranges that will attempt to ensure broad diversification, there should not be any sudden large-scale changes in the allocation of a portfolio’s investments among underlying funds. The Allocation Series is intended to provide a simple and conservative approach to helping investors meet retirement and other long-term goals.

DIRECTORS AND EXECUTIVE OFFICERS OF THE ALLOCATION SERIES

Overall responsibility for management and supervision of the fund rests with the fund’s Board of Directors. The Directors approve all significant agreements between the portfolios and the companies that furnish services to the portfolios, including agreements with the portfolios’ distributor, investment adviser, custodian and transfer agent. The day-to-day operations of the portfolios are delegated to TIA.

The names of the Directors and executive officers of the Allocation Series, together with information as to their principal business occupations during the past five years, are shown below.

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

NON-INTERESTED DIRECTORS

H. John Ellis 858 East Crystal Downs Drive Frankfort, MI 49635 Birth year: 1927	Director	1996	Retired	24	None

Armon E. Kamesar 7328 Country Club Drive LaJolla, CA 92037 Birth year: 1927	Director	1995	Chairman, TEC International; Trustee, U.S. Bankruptcy Court	24	None

Stephen E. Kaufman Stephen E. Kaufman PC Co. 277 Park Avenue, 47th Floor New York, NY 10172 Birth year: 1932	Director	1995	Attorney	51	None

John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth year: 1944	Director	2002	President, Murphy Capital Management	24	Barclays International Portfolios Group Ltd. and affiliated companies

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

INTERESTED DIRECTOR

R. Jay Gerken(2) Citigroup Asset Management (“CAM”) 399 Park Avenue New York, NY 10022 Birth year: 1951	Chairman, President and Chief Executive Officer	2002	Managing Director of CGM; Chairman, President and Chief Executive Officer of SBFM, TIA and Citi Fund Management Inc. (“CFM”); President and Chief Executive Officer of certain mutual funds associated with Citigroup Inc. (“Citigroup”); Formerly, Portfolio Manager of Allocation Series (from 1996 to 2001) and Smith Barney Growth and Income Fund (from 1996 to 2000)	219	None

OFFICERS

Andrew B. Shoup CAM 125 Broad Street, 11th Floor New York, NY 10004 Birth year: 1956	Senior Vice President and Chief Administrative Officer	Since 2003	Director of CAM; Senior Vice President and Chief Administrative Officer of mutual funds associated with Citigroup ; Treasurer of certain mutual funds associated with Citigroup; Head of International Funds Administration of CAM (from 2001 to 2003); Director of Global Funds Administration of CAM (from 2000 to 2001); Head of U.S. Citibank Funds Administration of CAM (from 1998 to 2000)	N/A	N/A

Robert Brault CAM 125 Broad Street New York, NY 10004 Birth year: 1965	Chief Financial Officer and Treasurer	Since 2004	Vice President of CGM; Chief Financial Officer and Treasurer of certain mutual funds associated with Citigroup; Formerly, Controller of certain mutual funds associated with Citigroup	N/A	N/A

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Robert I. Frenkel CAM 300 First Stamford Place 4th Floor Stamford CT 06902 Birth year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for CAM and its predecessor (since 1994); Secretary of CFM; Secretary and Chief Legal Officer of certain mutual funds associated with Citigroup	N/A	N/A
Andrew Beagley CAM 399 Park Avenue New York, NY 10022 Birth year: 1962	Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer	Since 2002 and 2004	Director, CGM (Since 2000); Director of Compliance, North America, CAM (since 2000); Director of Compliance, Europe, the Middle East and Africa, CAM (from 1999 to 2000); Compliance Officer, Salomon Brothers Asset Management Limited, Smith Barney Global Capital Management Inc., and Salomon Brothers Asset Management Asia Pacific Limited (from 1997 to 1999)	N/A	N/A

(1)	Each Director and officer serves until his or her successor has been duly elected and qualified.
(2)	Mr. Gerken is a Director who is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because he is an officer of TIA and certain of its affiliates.

For the calendar year ended December 31, 2004, the Directors of the funds beneficially owned equity securities of the funds within the dollar ranges presented in the table below:

Name of Director	Dollar Range of Equity Securities in the Select High Growth Portfolio	Dollar Range of Equity Securities in the Select Growth Portfolio	Dollar Range of Equity Securities in the Select Balanced Portfolio	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies overseen by director in Family of Investment Companies
H. John Ellis
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy
R. Jay Gerken

As of December 31, 2004, none of the Directors who are not “interested persons” of the fund (the “Independent Directors”), or his or her immediate family members, owned beneficially or of record any securities in the manager or principal underwriter of the portfolios, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriter of the fund.

The fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Directors of the fund, namely Messrs. Ellis, Kamesar, Kaufman and Murphy.

In accordance with its written charter adopted by the Board of Directors, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. The Audit Committee oversees the scope of the fund’s audits, the fund’s accounting and financial reporting policies and practices and its internal controls. The Audit Committee approves, and recommends to the Independent Directors of the fund for their ratification, the selection, appointment, retention or termination of the fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the fund by its independent registered public accounting firm and all permissible non-audit services provided by the fund’s independent registered public accounting firm to SBFM and any affiliated service providers if the engagement relates directly to the fund’s operations and financial reporting. During the most recent fiscal year, the Audit Committee met      times.

The Nominating Committee is charged with the duty of making all nominations for Independent Directors to the Board of Directors. The Nominating Committee will consider nominees recommended by each portfolio’s shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations to the fund’s Secretary. During the most recent fiscal year, the Nominating Committee did not meet.

The fund also has a Pricing Committee composed of the Chairman of the Board and one independent director which is charged with determining the fair value prices for securities when required. During the most recent fiscal year, the Pricing Committee met      times.

The following table shows the compensation paid by the fund and other Smith Barney mutual funds to each Director during the fund’s last fiscal year and the total compensation paid by the CAM Mutual Fund Complex for the calendar year ended December 31, 2004. None of the officers of the fund received any compensation from the Fund for such period. The fund does not pay retirement benefits to its Directors or officers. Officers and interested Directors of the fund are compensated by CGM.

Name of Person	Aggregate Compensation From Allocation Series	Compensation from Allocation Series and Fund Complex Paid to Directors	Number of Investment Companies for Which Director Serves Within Fund Complex
H. John Ellis*	$		$24
Armon E. Kamesar*			24
Stephen E. Kaufman*			51
John J. Murphy*			24
R. Jay Gerken**			219

*	Designates member of Audit Committee.
**	Designates an “interested” Director.

No officer, director or employee of CGM or any of its affiliates receives any compensation from the fund for serving as an officer or director of the fund. The fund pays each Director who is not an officer, director or employee of CGM or any of its affiliates a fee of $10,000 per annum plus $100 per portfolio meeting; in addition, each Director is paid $100 per telephonic meeting attended. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement was $                . Effective January 1, 2004, Mr. Kamesar’s compensation from the fund was increased from $10,000 per annum to $11,000 per annum. Effective April 1, 2004, the fund pays each director who is not an officer, director or employee of CGM or any of its affiliates (with the exception of Mr. Kamesar), a fee of $15,000 per annum. Effective April 1, 2004, the fund pays Mr. Kamesar a fee of $16,000 per annum.

At the end of the year in which they attain age 80, the Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to fund directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors Emeritus may attend meetings but have no voting rights. During the fund’s last fiscal year, aggregate compensation paid to Directors Emeritus was $            .

As of April     , 2005, the fund’s Directors and officers, as a group, owned less than 1% of the outstanding shares of common stock of any portfolio.

As of April     , 2005, to the knowledge of the fund, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) owned beneficially or of record more than 5% of the outstanding shares of a portfolio with the exception of the following:

Portfolio	Name & Address	Shares Held	Percent
Select High Growth Portfolio

Select Growth Portfolio

Select Balanced Portfolio

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

The Allocation Series is an open-end, non-diversified management investment company. Each prospectus discusses the investment objectives of the Select Portfolios and each of the underlying funds in which the portfolios may invest. In pursuing their investment objectives and policies, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the portfolios invest in the underlying funds, shareholders of each portfolio will be affected by these investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest (and repurchase agreements in which the portfolios and/or the underlying funds may invest), the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios or the underlying funds will be achieved.

The Articles of Incorporation of the Allocation Series permit the Board of Directors to establish additional portfolios of the Allocation Series from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and may differ from those set forth in the Prospectuses and this SAI.

Equity Securities

Common Stocks.    Certain of the underlying funds invest primarily in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock.    Certain of the underlying funds invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Foreign Investments.    The portfolios will each invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depository Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Because certain underlying funds will be investing in securities denominated in currencies other than the U.S. dollar, and because certain funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a fund’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund.

The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

Foreign securities held by an underlying fund generally will not be registered with, nor the issuers thereof subject to reporting requirements of, the Securities and Exchange Commission (“SEC”). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain underlying funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

The interest and dividends payable on an underlying fund’s foreign securities may be subject to foreign withholding taxes and the general effect of these taxes will be to reduce the underlying fund’s income. Additionally, the operating expenses of an underlying fund that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the underlying fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.

Certain of the underlying funds may invest in securities of emerging markets. The risks of investing in foreign securities are heightened for investments in emerging markets and securities of their governments.

American, European and Continental Depository Receipts.    Certain of the underlying funds may invest in the securities of foreign and domestic issuers in the form of American Depository Receipts (“ADRs”) and European Depository Receipts (“EDRs”). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depository Receipts (“CDRs”), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

Warrants.    Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.

Fixed Income Securities

General.    Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed-income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Certain of the underlying funds may invest only in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service (“Moody’s”) (Aaa or Aa) or the Standard & Poor’s Division of The McGraw Hill Companies, Inc. (“S&P”) (AAA or AA) or determined by the underlying fund’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P (AAA, AA or A) or determined by the underlying fund’s adviser to be of comparable quality. Investment-grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Moody’s considers securities rated Baa to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

High Yield Securities.    Certain of the underlying funds may invest in securities rated below investment grade; that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying fund’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See the Appendix for additional information on the bond ratings of Moody’s and S&P.

Convertible Securities.    Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer’s common stock.

Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, such as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

Money Market Instruments.    Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

U.S. Government Securities.    U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury, but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”), are mortgage-related securities. Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio or an underlying fund will invest in obligations issued by such an instrumentality only if its investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio or the underlying fund, as the case may be.

Mortgage-Related Securities.    The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development.

Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, certain of the underlying funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.

Foreign Government Securities.    Among the foreign government securities in which certain underlying funds may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

Brady Bonds.    Certain of the underlying funds may invest in Brady bonds, which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

Brady bonds which have been issued to date are rated in the categories “BB” or “B” by S&P or “Ba” or “B” by Moody’s or, in cases in which a rating by S&P or Moody’s has not been assigned, are generally considered by the underlying fund’s investment adviser to be of comparable quality.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady bonds, although the collateral is not available to investors until the final maturity of the Brady bonds.

Bank Obligations.    Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each held by the underlying fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

Commercial Paper.    Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria.    In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund’s adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in the NRSROs or their rating systems, or due to a corporate reorganization, an underlying fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Investment Practices

In attempting to achieve its investment objective, an underlying fund and/or a portfolio may employ, among others, the following portfolio strategies.

Repurchase Agreements.    The Select Portfolios and the underlying funds may enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio or the underlying fund, as the case may be, and with certain dealers on the Federal Reserve Bank of New York’s list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio’s or an underlying fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio or underlying fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

Pursuant to an Exemptive Order issued by the SEC, the Select Portfolios and the underlying funds, along with other affiliated entities managed by the adviser or its affiliates, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund’s entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

When-issued Securities and Delayed-delivery Transactions.    To secure an advantageous price or yield, certain of the underlying funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund’s payment obligations).

Lending of Portfolio Securities.    Certain of the underlying funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. A fund will not lend portfolio securities to CGM unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, an underlying fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with the fund and is acting as a “finder.”

By lending its securities, an underlying fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund’s trustees or directors, as the case may be, must terminate the loan and regain the right to vote the securities. Payments received by the fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the fund’s dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains. See “TAXES”. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each underlying fund’s investment adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

Short Sales.    Certain of the underlying funds may from time to time sell securities short. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

When a fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the fund replaces the borrowed securities. To deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

Short Sales Against the Box.    Certain of the underlying funds may enter into a short sale of common stock such that when the short position is open the fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position. Although prior to delivery a fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The underlying funds will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted Securities.    Certain of the underlying funds may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

Reverse Repurchase Agreements.    Certain underlying funds may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by an underlying fund coupled with an agreement by the underlying fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

An underlying fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund’s custodian consisting of U.S. government securities, cash or cash equivalents. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

Leveraging.    Certain of the underlying funds may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the fund’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate an underlying fund’s net investment income in any given period.

Derivative Transactions

Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the adviser to the underlying fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the underlying fund’s return. Further losses could also be experienced if the options and futures positions held by an underlying fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Certain of the underlying funds may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). Certain underlying funds may also purchase and sell call and put options, futures and options contracts.

Options on Securities.    Certain of the underlying funds may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The Commodities and Futures Trading Commission (“CFTC”) eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. Each underlying fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, an underlying fund is no longer restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. The funds, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a fund’s long and short positions in futures contracts as well as put and call options on futures written by it must he collateralized with cash or other liquid securities and segregated with the fund’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in options transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by an underlying fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively. An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) or similar foreign clearing corporation and of the securities exchange on which the option is written.

Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and, “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.

Although an underlying fund generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

In the case of options written by an underlying fund that are deemed covered by virtue of the fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

Stock Index Options.    Certain of the underlying funds may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor’s 100. Indexes are also based on an industry or market segment such as the Amex Oil Index or the Computer Index.

Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

An underlying fund will engage in stock index options transactions only when determined by its adviser to be consistent with the fund’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions.    Certain of the underlying funds may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that certain underlying funds may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund’s total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options.    Certain underlying funds may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency when the option expires.

An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund’s securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts.    The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate—but not totally offset—the decline in the value of the fund.

Certain of the underlying funds may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation. However, the International All Cap Growth Portfolio may also enter into futures transactions for non-hedging purposes, subject to applicable law.

No consideration is paid or received by a fund upon entering into a futures contract. Initially, an underlying fund will be required to deposit with its custodian an amount of cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by an underlying fund is subject to the ability of its adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If an underlying fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

Options on Futures Contracts.    An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Foreign Commodity Exchanges.    Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swap Agreements.    Among the hedging transactions into which certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate floor.

Certain underlying funds may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the fund believe such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with PFPC Trust Company. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

ADDITIONAL RISK FACTORS

Investment in Other Mutual Funds.    The investments of each portfolio are concentrated in underlying funds so each portfolio’s investment performance is directly related to the investment performance of the underlying funds held by it. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by TIA. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved. The portfolios will only invest in Class Y shares of the underlying Smith Barney funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Smith Barney funds that are applicable to Class Y shareholders. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested.

Non-Diversified Portfolios.    Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such company is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such company may be subject to greater risk with respect to its individual portfolio than an investment company that is more broadly diversified.

Securities of Unseasoned Issuers.    Securities in which certain of the underlying funds may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Floating and Variable Rate Income Securities.    Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-Kind Securities.    Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities.    Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds.    Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

Sovereign Debt Obligations.    Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

Brady Bonds.    A significant amount of the Brady bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the underlying funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Restrictions on Foreign Investment.    Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

Mortgage-Related securities.    To the extent that an underlying fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the underlying fund’s principal investment to the extent of the premium paid. The underlying fund’s yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

Non-Publicly Traded and Illiquid Securities.    The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the fund’s adviser believes it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the fund’s adviser deems representative of its value, the value of the underlying fund’s net assets could be adversely affected.

High Yield Securities.    An underlying fund may invest in high yield, below investment grade securities. Investments in high yield securities are subject to special risks, including a greater risk of loss of principal and non-payment of interest. An investor should carefully consider the following factors before investing in these funds.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund’s shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Short Sales.    If the fund anticipates that the price of a company’s stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The fund may realize a profit or loss depending on whether the market price of a security decreases or increases between the date of the short sale and the date on which the fund replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. Whenever the fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the fund may purchase call options to buy securities sold short by the fund. Such options would lock in a future price and protect the fund in case of an unanticipated increase in the price of a security sold short by the fund.

Repurchase Agreements.    Repurchase agreements, as utilized by an underlying fund or a portfolio of the Allocation Series, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of an underlying fund or a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying fund or a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

Reverse Repurchase Agreements.    Certain of the underlying funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the underlying fund may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer, or its trustee or receiver, may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Lending of Portfolio Securities.    The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

When-Issued Securities and Delayed-Delivery Transactions.    The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

Leverage.    Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund’s shares and in a fund’s yield. Although the principal or stated value of such borrowings will be fixed, the fund’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.

Indexed Securities.    Certain of the underlying funds may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

Forward Roll Transactions.    Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund’s net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund’s net asset value per share to decrease faster than would otherwise be the case.

Swap Agreements.    As one way of managing its exposure to different types of investments, certain of the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

INVESTMENT RESTRICTIONS

The Allocation Series has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

The investment policies adopted by the Allocation Series prohibit a portfolio from:

1.    Borrowing money except that (a) the portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

2.    Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

3.    Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

4.    Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio’s investment objective and policies); or (d) investing in real estate investment trust securities.

5.    Issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

The portfolios have also adopted certain nonfundamental investment restrictions that may be changed by the fund’s Board of Directors at any time. Accordingly the portfolios are prohibited from:

1.    Purchasing securities on margin.

2.    Making short sales of securities or maintaining a short position.

3.    Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3% of the value of a portfolio’s total assets.

4.    Investing in oil, gas or other mineral exploration or development programs.

5.    Writing or selling puts, calls, straddles, spreads or combinations thereof.

6.    Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable.

7.    Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years (except for underlying funds).

8.    Making investments for the purpose of exercising control or management.

9.    Purchasing or retaining securities of any company if, to the knowledge of the Allocation Series, any officer or Director of the Allocation Series or TIA individually owns more than  1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its SAI.

Under Section 12d(l)(g) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds.

Due to their investment objectives and policies, the portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the portfolios’ investment programs set forth in the prospectus, each of the portfolios may invest more than 25% of its assets in certain underlying funds. However, each of the underlying funds in which each portfolio will invest (other than the Smith Barney Money Funds, Inc.—Cash Portfolio) will not concentrate more than 25% of its total assets in any one industry. The Smith Barney Money Funds, Inc.—Cash Portfolio will invest at least 25% of its assets in obligations issued by banks.

Disclosure of Portfolio Holdings

The fund has adopted policies and procedures developed by Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager, with respect to the disclosure of the portfolio’s securities and any ongoing arrangements to make available information about each portfolio’s securities holdings. The policy requires that consideration always be given as to whether disclosure of information about any portfolio’s securities holdings is in the best interests of such portfolio’s shareholders, and that any conflicts of interest between the interests of the portfolio’s shareholders and those of TIA or CGM or their affiliates, be addressed in a manner that places the interests of fund shareholders first. The policy provides that information regarding a portfolio’s securities holdings may not be shared with non-CAM employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate fund business purposes and in accordance with the policy.

CAM’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. CAM believes that this passage of time prevents a third party from benefiting from an investment decision made by a fund that has not been fully reflected by the market.

Under the policy, a portfolio’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-CAM employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a CAM or the portfolios’ Internet site that is accessible by the public, or through public release by a third party vendor.

The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.    A portfolio’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.    A portfolio’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.    A list of securities (that may include portfolio holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.    A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.    A portfolio’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g. analysis of the portfolio’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.    A portfolio’s securities holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

Under the policy, if information about a portfolio’s securities holdings is released pursuant to an ongoing arrangement with any party, a portfolio must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a portfolio, nor CAM, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a portfolio’s portfolio securities will be reviewed at least annually by a portfolio’s Board.

The approval of a portfolio’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with CAM’s legal department, as necessary. Exceptions to the policies are reported to a portfolio’s Board at its next regularly scheduled meeting.

Currently, the portfolios do not disclose their portfolio holdings on their website, but may do so in the future.

Set forth below is a list, as of [                     2005], of those parties with whom CAM, on behalf of a portfolio, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

To be completed by amendment.

Recipient	Frequency	Delay before dissemination

Portfolio holdings information for a portfolio may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

PORTFOLIO TURNOVER

The turnover rate for each portfolio is not expected to exceed 25% annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the underlying funds within the percentage limits described in the prospectus.

The portfolio turnover for the fiscal years ended January 31, 2004 and 2005 for each portfolio is contained in the following table:

Name of Portfolio	Fiscal Year Ended 01/31/04	Fiscal Year Ended 01/31/05
High Growth Portfolio
Growth Portfolio
Balanced Portfolio

The turnover rates of the underlying funds have ranged from 1% to 335% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

PURCHASE OF SHARES

The Allocation Series offers its shares of capital stock on a continuous basis. Shares of the Select Portfolios can only be acquired by buying a contract from an insurance company designated by Allocation Series and directing the allocation of part or all of the net purchase payment to one or more of five subaccounts (the “Subaccounts”), each of which invests in a Select Portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectus for the Select Portfolios dated April 29, 2005 along with the contract prospectus.

Sales Charges and Surrender Charges

The Allocation Series Select Portfolios do not assess any sales charges, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

REDEMPTION OF SHARES

The Allocation Series will redeem the shares of the Select Portfolios presented by the Subaccounts, its sole shareholders, for redemption. The Subaccounts’ policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio’s investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio’s shareholders. The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each service agent.

In the event the redemption of shares of a portfolio is suspended or postponed, the Allocation Series’ Board of Directors may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

TAXES

The following is a summary of certain material U.S. federal income tax considerations that may affect the portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Tax Treatment of the Portfolios

Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a fund-wide) basis.

Each portfolio intends to qualify separately each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). To so qualify, each portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and, for tax years beginning after October 22, 2004, net income derived from an interest in a “qualified publicly traded partnership” (i.e., a partnership that is traded on an established security market or tradable on a secondary market, other than a partnership that derives 90 percent of its income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the portfolio’s taxable year, (i) at least 50% of the market value of the portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, or any two or more issuers that the portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

As a regulated investment company, a portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided the portfolio satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

In addition, each portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a contract owner’s control of the investments of a separate account may cause the contract owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the portfolios will be able to operate as currently described, or that the fund will not have to change the investment goal or investment policies of a portfolio. The Board of Directors reserves the right to modify the investment policies of a portfolio as necessary to prevent any such prospective rules and regulations from causing a contract owner to be considered the owner of the shares of the portfolio underlying the separate account.

The Code imposes a 4% nondeductible excise tax on a portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its net capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or net capital gain retained by the portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the separate accounts). Such distributions are automatically reinvested in additional shares of that portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the U.S. federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, that portfolio may be required to recognize any net built-in gains with respect to certain assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to certain assets of the portfolio if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year. Further, if a portfolio should fail to qualify as a regulated investment company, such portfolio would be considered as a single investment, which may result in contracts invested in that portfolio not being treated as annuity, endowment or life insurance contracts under the Code.

Distributions of an underlying fund’s investment company taxable income are taxable as dividend income to a portfolio that invests in the fund. Distributions of the excess of an underlying fund’s net long-term capital gain over its net short-term capital loss, which are properly designated as “capital gain dividends,” are taxable as long-term capital gain to a portfolio that invests in the fund, regardless of how long the portfolio has held the fund’s shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a portfolio of shares of any underlying fund, a portfolio generally will realize a capital gain or loss, which will be long-term or short-term, generally depending upon the portfolio’s holding period for the shares.

Tax Treatment of the Underlying Funds

Each underlying fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any U.S. federal income or excise tax. The underlying funds are subject to the same asset diversification and income distribution requirements applicable to the portfolios.

An underlying fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such underlying fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such underlying fund and defer underlying fund losses. These rules could therefore affect the character, amount and timing of distributions to the portfolios and thus to the shareholders. These provisions also (a) will require an underlying fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the underlying fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each underlying fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the underlying fund as a regulated investment company.

An underlying fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by an underlying fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such underlying fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such underlying fund.

Dividends or other income (including, in some cases, capital gains) received by an underlying fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by an underlying fund will reduce the return from the underlying fund’s investments. If more than 50% of the value of an underlying fund’s assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by the portfolios that own its shares. Such a portfolio would then be required to include its proportionate share of the electing fund’s foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. While a portfolio will be able to deduct the foreign taxes that it will be treated as receiving if the election is made, the portfolio will not itself be able to elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolios will not have the option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds, while persons who invest directly in such underlying funds may have that option.

If an underlying fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the underlying fund in respect of deferred taxes arising from such distributions or gains.

If any underlying fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such underlying fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the underlying fund, and such amount would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an underlying fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, an underlying fund may make a mark-to-market election that will result in the underlying fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the underlying fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the underlying fund, unless revoked with the consent of the Internal Revenue Service. By making the election, such underlying fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The underlying fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

Each underlying fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable Contracts and Plans

Because shares of a portfolio may only be purchased through Variable Contracts and Plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Variable Contracts or Plans. For information regarding the tax treatment of distributions from the Variable Contracts and Plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios. Current and prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.

VALUATION OF SHARES

The net asset value of each portfolio’s shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by each portfolio in valuing its assets.

The value of each underlying fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Allocation Series’ Board of Directors. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

TIA acts as investment manager to the portfolios pursuant to a separate asset allocation and administration agreement for each portfolio (an “Asset Allocation and Administration Agreement”). TIA is an indirect wholly- owned subsidiary of Citigroup.

Pursuant to each Asset Allocation and Administration Agreement, TIA will determine how each portfolio’s assets will be invested in the underlying funds and in repurchase agreements pursuant to the investment objectives and policies of each portfolio set forth in the prospectus and make recommendations to the Board of Directors concerning changes to (a) the underlying funds in which the portfolios may invest, (b) the percentage range of assets that may be invested by each portfolio in any one underlying fund and (c) the percentage range of assets of any portfolio that may be invested in equity funds and fixed income funds (including money market funds). In addition to such services, TIA pays the salaries of all officers and employees who are employed by both it and the Allocation Series, maintains office facilities for the Allocation Series, furnishes the Allocation Series with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the Allocation Series and each portfolio, prepares reports to each portfolio’s shareholders and prepares tax returns, reports to and filings with the SEC and state Blue Sky authorities. TIA provides investment advisory and management services to investment companies affiliated with CGM.

The management fee for each portfolio is calculated at the annual rate of 0.35% of that portfolio’s average daily net assets. Under each portfolio’s Asset Allocation and Administration Agreement, TIA has agreed to bear all expenses incurred in the operation of each portfolio other than the management fees and any extraordinary expenses of the portfolios. Such extraordinary expenses include taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of CGM or TIA; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent’s fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; investor services (including allocated telephone and personnel expenses); and costs of preparation and printing of the prospectus for regulatory purposes and for distribution to existing shareholders; costs of shareholders’ reports and shareholder meetings and meetings of the officers or Board of Directors of the Allocation Series.

Each Agreement has an initial term of two years and continues in effect from year to year thereafter if such continuance is specifically approved at least annually by the Allocation Series’ Board of Directors or by a majority of the outstanding voting securities of a portfolio, and in either event, by a majority of the Independent Directors of the Allocation Series’ Board with such Independent Directors casting votes in person at a meeting called for such purpose. The Allocation Series, on behalf of a portfolio, or TIA may terminate an Agreement on sixty days’ written notice without penalty. An Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Board Approval of Investment Management Agreement

At a meeting held on June 16, 2004, the Board of Directors of the fund considered the continuation of the fund’s Asset Allocation and Administration Agreements with respect to each fund for another year. With respect to each portfolio, the Board of Directors of the fund, including the Independent Directors, considered the reasonableness of the portfolio management fee in light of the extent and quality of the asset allocation and administration services provided and additional benefits received by the manager and its affiliates in connection with providing services to the portfolio, compared the fees charged by the manager to the portfolio to those charged by the manager to other funds for comparable services and to those charged by other investment advisers with respect to similar funds, and analyzed the expenses incurred by the manager with respect to the portfolios. The Board also considered the performance of the portfolios relative to a selected peer group, the portfolio’s total expenses in comparison to funds within the peer group, and other factors. For their review, the Board utilized materials prepared by an independent third party. In addition, the Board noted information received at regular meetings throughout the year relating to fund performance and services rendered by the manager, and benefits accruing to the manager and its affiliates from administrative and brokerage relationships with affiliates of the manager, as well as the manager’s research arrangements with brokers who execute transactions on behalf of the portfolios. The Board reviewed the profitability to the manager and its affiliates of their services to the portfolios and considered whether economies of scale in the provision of services to the portfolios were being passed along to shareholders. The Board also reviewed whether it would be appropriate to adopt breakpoints in the rate of advisory fees.

In reviewing the reasonableness of the investment management fee for each portfolio, the Board concluded that affiliates of the manager benefit from the manager’s relationship with the portfolios. The Board noted that affiliates of the manager serve as each portfolio’s principal underwriter and its transfer agent, and receive compensation for their services, including fees paid under a Rule 12b-1 plan and transfer agency fees. The Board concluded that these services were necessary for the operation of the portfolios and that the manager’s affiliates provide services the nature and quality of which were at least equal to those provided by unaffiliated third parties and at fees that were fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality. The Board further recognized that it had approved procedures under which the portfolios are permitted to use broker-dealer affiliates of the manager as brokers in securities transactions, subject to the conditions that the affiliate will provide the portfolios with price and execution at least as favorable and a commission rate comparable to those provided by unaffiliated broker-dealers in similar transactions. The Board also recognized the existence of “fall-out benefits” to affiliates of the manager, such as the affiliated underwriter’s ability to use funds held in shareholders’ brokerage accounts as free credit balances if such shareholders pay for fund shares prior to settlement date and do not otherwise specify a use for the funds. The Board concluded that the benefits to the manager and its affiliates were a necessary result of the manager’s being part of a diverse financial services organization providing a wide variety of services to investment companies, and noted that the portfolios benefits from the manager’s experience and resources. The Board further reviewed the manager’s use of research services received from broker-dealers that execute transactions on behalf of the portfolios and concluded that while such research services may benefit the manager, the portfolios benefit from the manager’s receipt of such services.

In analyzing the expenses incurred by the manager with respect to each portfolio, the Board members took note of the report they had received regarding the profitability of the mutual fund business to the manager and its affiliates. The Board also considered the expenses of each portfolio in comparison to those of funds within the peer group. The Board noted that it had concluded that the manager’s methodology for allocating the expenses of operating the funds in the complex was reasonable and that the manager was passing on the benefits of economies of scale to the portfolios.

Based on information provided, the Board concluded that each portfolio’s fee structure was competitive with funds with similar investment goals and strategies. After requesting and reviewing such information as they deemed necessary, the Board approved the Asset Allocation and Administration Agreement with respect to each portfolio. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Asset Allocation and Administration Agreement with respect to the portfolios. The Independent Directors were advised by separate independent legal counsel throughout the process.]

For the fiscal years ended January 31, 2005, 2004 and 2003, the management fees for each portfolio were as follows:

Portfolio	2005	2004	2003
Select High Growth	$	$	$
Select Growth
Select Balanced

Decisions to buy and sell shares of the underlying funds for the portfolios are made by TIA, subject to the overall supervision and review of the Allocation Series’ Board of Directors.

Citigroup affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the fund, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. The manager has informed the fund that, in making its investment decisions, it does not obtain or use material inside information in the possession of any affiliate of Citigroup.

The fund uses the name “Smith Barney” by agreement with the manager. If the manager or its assignee ceases to serve as the manager of the fund, the fund will change its name so as to delete the words “Smith Barney.”

Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the fund’s average net assets:

Underlying Fund	Management Fees
Smith Barney Aggressive Growth Fund Inc.	0.60%
Smith Barney Appreciation Fund Inc.	0.42%
Smith Barney Fundamental Value Fund Inc.	0.49%
Smith Barney Funds, Inc.:
Large Cap Value Fund	0.57%
Short-Term Investment Grade Bond Fund	0.45%
Smith Barney Income Funds:
Smith Barney High Income Fund	0.50%
SB Convertible Fund	0.50%
Smith Barney Diversified Strategic Income Fund	0.45%
Smith Barney Investment Funds Inc.:
Smith Barney Hansberger Global Value Fund	0.95%
Smith Barney Small Cap Growth Fund	0.75%
Smith Barney Small Cap Value Fund	0.75%
Smith Barney Government Securities Fund	0.35%
Smith Barney Investment Grade Bond Fund	0.44%
Smith Barney Investment Series:
SB Growth & Income Fund	0.64%
Smith Barney Investment Trust:
Smith Barney Large Capitalization Growth Fund	0.75%
Smith Barney Mid Cap Core Fund	0.75%
Smith Barney Managed Governments Fund Inc.	0.45%
Smith Barney Money Funds, Inc.:
Cash Portfolio	0.40%
Smith Barney Small Cap Core Fund, Inc.	0.65%
Smith Barney World Funds, Inc.:
International All Cap Growth Portfolio	0.85%

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment manager and principal underwriters have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

Copies of the Code of Ethics of the fund, its investment manager and principal underwriters are on file with the SEC.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each of the Funds. Unless noted otherwise, all information is provided as of December 31, 2004.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.1

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management
		[ ] Registered investment companies with $[ ] in total assets under management	[ ] Other pooled investment vehicles with $[ ] in assets under management	[ ] Other accounts with $[ ] in total assets under management

[1]	Note that this additional information must be disclosed if portfolio managers manage accounts with performance-based fee arrangements.

Portfolio Manager Compensation

Citigroup Asset Management (“CAM”) investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is typically determined based on market factors and the skill and experience of individual investment personnel.

CAM has recently implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of CAM investment professionals with those of fund shareholders and other CAM clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of CAM’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.

The investment team’s incentive pool is then adjusted to reflect the team’s investment performance against the applicable product benchmark (e.g., a securities index) and its ranking among a “peer group” of non-CAM investment managers. Longer-term performance will be more heavily weighted than shorter-term performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable CAM chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable CAM chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

Up to 40% of an investment professional’s annual incentive compensation is subject to deferral. Amounts deferred will accrue a return based on the hypothetical returns of a composite of CAM’s investment products (where deemed appropriate, approximately half of the deferred amount will accrue a return based on the return of products managed by the applicable investment team). An additional portion of awarded incentive compensation may be received in the form of Citigroup stock or options to purchase common stock. Citigroup may from time to time offer other stock purchase or option programs to investment personnel.

Material Conflicts of Interest

Material conflicts of interest may arise when a Fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for [certain of] the portfolio managers listed in the table above. These potential conflicts include:

Allocation of Limited Time and Attention.    A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities.    If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies.    At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Selection of Brokers/Dealers.    Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

Variation in Compensation.    A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities.    The investment adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Portfolio Manager Securities Ownership

The table below identifies ownership of Fund securities by each Portfolio Manager.

Fund	Portfolio Manager(s)	Dollar Range of Ownership of Securities

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

Portfolio History.    The Allocation Series, an open-end, non-diversified investment company, was incorporated in Maryland on August 11, 1995. The fund commenced operations on February 5, 1996 under the name Smith Barney Concert Series Inc. The Select Portfolios of Allocation Series commenced operations on February 5, 1997. On February 24, 1997, the fund changed its name to Smith Barney Concert Allocation Series Inc. On September 13, 2000, the fund changed its name to Smith Barney Allocation Series Inc. The fund has authorized capital of 6,100,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of eight series of shares, each representing shares in one of eight separate portfolios and may authorize the issuance of additional series of shares in the future.

Custodian.    Portfolio securities and cash owned by Allocation Series are held in the custody of State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02110.

Independent Registered Public Accounting Firm.                         serves as Independent Registered Public Accounting Firm for Allocation Series for its fiscal year ending January 31, 2006 to examine and report on Allocation Series’ financial statements and financial highlights.

Transfer Agent.    Citicorp Trust Bank, fsb (“CTB”), located at 125 Broad Street, New York, New York 10004, serves as the Select Portfolios’ transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses. During the fiscal year ended January 31, 2005, TIA paid to CTB, for each portfolio, transfer agent fees of $            .

Sub-Transfer Agent.    PFPC Inc., located at P.O. Box 9699, Providence, RI 02940-9699, serves as the fund’s sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the sub-transfer agent receives a monthly fee from the transfer agent computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

Minimum Account Size.    The fund reserves the right to liquidate involuntarily any shareholder’s account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The Allocation Series, however, will not redeem shares based solely on market reductions in net asset value. Before the Allocation Series exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting.    The fund offers shares of the Select High Growth, Select Growth and Select Balanced Portfolios only for purchase by insurance company separate accounts. Thus, the insurance companies are technically the shareholders of these portfolios, and under the 1940 Act, are deemed to be in control of these portfolios. Nevertheless, with respect to any Allocation Series shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Select Portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of Allocation Series attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The fund is not required to hold annual shareholder meetings, although special meetings may be called for Allocation Series as a whole, or a specific portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareowners may cause a meeting of shareowners to be held upon a vote of 10% of the portfolio’s outstanding shares for the purposes of voting on the removal of Directors.

As used in the prospectus and this SAI, a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Allocation Series (or the affected portfolio) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of Allocation Series (or the affected portfolio) are represented at the meeting in person or by proxy. A portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. The approval of a management agreement, a distribution agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a “vote of a majority of the outstanding voting securities” of the portfolio affected by the matter; however, the election of directors is not subject to separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Allocation Series shares voting without regard to portfolio.

In the event of the liquidation or dissolution of Allocation Series, shareholders of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.

Proxy Voting Guidelines and Procedures

Although individual directors may not agree with particular policies or votes by the manager, the board has approved delegating proxy voting discretion to the manager believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B is a summary of the guidelines and procedures that the portfolio uses to determine how to vote proxies relating to portfolio securities, including the procedures that the portfolio uses when a vote presents a conflict between the interests of the portfolio’s shareholders, on the one hand, and those of the manager or any affiliated person of the portfolio or the manager, on the other. This summary of the guidelines gives a general indication as to how the manager will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the manager always endeavors to vote proxies relating to portfolio securities in accordance with the portfolio’s investment objectives.

Information on how each portfolio voted proxies relating to portfolio securities holdings during the 12 month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities holdings is available (1) without charge, upon request, by calling 1-800-451-2010, and (2) on the fund’s website at http://www.CitigroupAM.com and (3) on the SEC’s website at http://www.sec.gov.

Expenses

In addition to amounts payable under the Advisory Agreement and the Distribution Plans, the fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of directors that are not affiliated with the manager or the fund’s distributor, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The fund’s prospectus contains more information about the expenses of the fund.

FINANCIAL STATEMENTS

Allocation Series’ Annual Report for the fiscal year ended January 31, 2005 is incorporated herein by reference in its entirety. It was filed with the SEC on April     , 2005 (Accession Number                                      ). A copy of the reports is furnished with this SAI.

APPENDIX A—RATINGS OF DEBT OBLIGATIONS

BOND (AND NOTE) RATINGS

Moody’s Investors Service, Inc. (“Moody’s”)

Aaa—Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa—Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in “Aaa” securities.

A—Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa—Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba—Bonds which are rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B—Bonds which are rated “B” generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa—Bonds which are rated “Caa” are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca—Bonds which are rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C—Bonds which are rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note:    The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Division of The McGraw Hill Companies, Inc. (“S&P”)

AAA—Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA—Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A—Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB—Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C—Debt rated “BB”, “B”, “CCC”, “CC” and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the term of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Plus (+) or Minus (-):    The ratings from “AA” to “B” may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

Provisional Ratings:    The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

L—The letter “L” indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

†	Continuance of the rating is contingent upon Standard & Poor’s Ratings Group’s receipt of closing documentation confirming investments and cash flow.
*	Continuance of the rating is contingent upon Standard & Poor’s Rating Group’s receipt of an executed copy of the escrow agreement.
NR	Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

COMMERCIAL PAPER RATINGS

Moody’s

Issuers rated “Prime-1” (or related supporting institutions) have a superior capacity for repayment of short- term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated “Prime-2” (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P

A-1—This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

A-2—Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

APPENDIX B

Proxy Voting Policies and Procedures

The Board of Directors of the fund has delegated the authority to develop policies and procedures relating to proxy voting to the manager. The manager is part of Citigroup Asset Management (“CAM”), a group of investment adviser affiliates of Citigroup, Inc. (“Citigroup”). Along with the other investment advisers that comprise CAM, the manager has adopted a set of proxy voting policies and procedures (the “Policies”) to ensure that the manager votes proxies relating to equity securities in the best interest of clients.

In voting proxies, the manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the manager of its responsibility for the proxy vote.

In the case of a proxy issue for which there is a stated position in the Policies, the manager generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A CAM business unit or investment team (e.g. CAM’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, CAM will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

In furtherance of the manager’s goal to vote proxies in the best interest of clients, the manager follows procedures designed to identify and address material conflicts that may arise between the manager’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM’s and the manager’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The manager also maintains and considers a list of significant relationships that could present a conflict of interest for the manager in voting proxies. The manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to

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the public to influence the manner in which the manager decides to vote a proxy, the manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the manager in voting proxies with respect to such issuer. Such position is based on the fact that the manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the manager and certain other Citigroup business units.

CAM maintains a Proxy Voting Committee, of which manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the manager’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the manager’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the manager may vote proxies notwithstanding the existence of the conflict.

If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

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PART C

Information required to be included in Part C is set forth after the appropriate item, so numbered, in Part C of this Registration Statement.

OTHER INFORMATION

Item 23. Exhibits

(a)(1) Articles of Incorporation of the Registrant is incorporated by reference to Registrant’s Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the “Registration Statement”).

(a)(2) Articles Supplementary to the Articles of Incorporation of the Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 (“Post-Effective Amendment No. 4”).

(a)(3) Articles Supplementary to the Articles of Incorporation of the Registrant dated June 2, 1998 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed on June 1, 1999 (“Post-Effective Amendment No. 16”).

(a)(4) Articles of Amendment to the Articles of Incorporation of the Registrant dated June 4, 1998 is incorporated by reference to Post-Effective Amendment No. 16.

(a)(5) Articles of Amendment to the Articles of Incorporation of the Registrant dated September 13, 2000 is incorporated by reference to Post-Effective Amendment No. 18 to The Registration Statement as filed on April 24, 2001 (“Post-Efffective Amendment No. 18”).

(a)(6) Articles of Amendment to the Articles of Incorporation of the Registrant dated February 15, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

(a)(7) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 9, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

(a)(8) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 24, 2001 is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed on May 30, 2001 (“Post-Effective Amendment No. 19”).

(a)(9) Articles of Amendment to the Articles of Incorporation of the Registrant dated April 29, 2004 are incorporated by reference to Post-Effective Amendment No. 24.

(b)(1) Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

(b)(2) Form of Amended and Restated By-Laws is incorporated by reference to the Registration Statement.

(c)(1) Registrant’s form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference the Registration Statement.

(c)(2) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

(c)(3) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

(c)(4) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

(c)(5) Registrant’s form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

(c)(6) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series—Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 (“Post-Effective Amendment No. 3”).

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(c)(7) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series—Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(8) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series—Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(9) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series—Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(10) Registrant’s form of stock certificate for shares of the Smith Barney Concert Series—Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(11) Registrant’s form of stock certificate for Class Z shares of the High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(12) Registrant’s form of stock certificate for Class Z shares of the Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(13) Registrant’s form of stock certificate for Class Z shares of the Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(14) Registrant’s form of stock certificate for Class Z shares of the Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(15) Registrant’s form of stock certificate for Class Z shares of the Income Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(16) Registrant’s form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

(d)(1) Form of Asset Allocation and Administration Agreement between the Registrant and Smith Barney Fund Management LLC to be filed by amendment for each of the following:

(i) High Growth Portfolio

(ii) Growth Portfolio

(iii) Balanced Portfolio

(iv) Conservative Portfolio

(v) Income Portfolio

(vi) Global Portfolio

(d)(2) Form of Asset Allocation and Administration Agreement between the Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:

(i) Select High Growth Portfolio

(ii) Select Growth Portfolio

(iii) Select Balanced Portfolio

(iv) Select Conservative Portfolio

(v) Select Income Portfolio

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(e)(1) Form of the Distribution Agreement between the Registrant and Smith Barney Inc. is incorporated by reference to the Registration Statement.

(e)(2) Form of the Distribution Agreement between the Registrant and PFS Distributors, Inc. is incorporated by reference to the Registration Statement.

(e)(3) Form of Participation Agreement between the Registrant and Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

(e)(4) Form of Distribution Agreement between Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 16.

(e)(5) Form of Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 16.

(e)(6) Form of Distribution Agreement between the Registrant and Salomon Smith Barney Inc. to be filed by amendment.

(f) Inapplicable.

(g) Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company, a Massachusetts trust company to be filed by amendment.

(h)(1) Form of Transfer Agency and Service Agreement between the Registrant and The Shareholder Services Group, Inc. is incorporated by reference to the Registration Statement.

(h)(2) Form of Sub-Transfer Agency Agreement between the Registrant and PFS Shareholders Services is incorporated by reference to the Registration Statement.

(i) Opinion and Consent of Willkie Farr & Gallagher as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective Amendment No. 4.

(j)(1) Not Applicable

(j)(2) Power of Attorney is incorporated by reference to Post-Effective Amendment No. 24.

(k) Inapplicable.

(l) Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

(m)(1) Form of Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

(m)(2) Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 16.

(n) Not Applicable

(o)(1) Form of Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

(o)(2) Form of Amended Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 16.

(p) Code of Ethics—North America is incorporated by reference to Post-Effective Amendment No. 17 filed on May 26, 2000.

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Item 23. Persons Controlled by or Under Common Control with Registrant.

None.

Item 24. Indemnification.

The response to this item is incorporated by reference to the Registrant Statement filed with the SEC on January 23, 1996.

Item 25. Business or Other Connections of Investment Advisers.

(a) Investment Adviser-Smith Barney Fund Management LLC (formerly known as SSB Citi Fund Management LLC) (“SBFM”)

SBFM was incorporated in December 1968 under the laws of the State of Delaware and converted to a Delaware limited liability company in 1999. SBFM is an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”). SBFM is registered as an investment adviser under the Investment Advisers Act of 1940 (the “1940 Act”).

The list required by this Item 25 of officers and directors of SBFM together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by SBFM pursuant to the Investment Advisers Act of 1940 Act (the “Advisers Act”) (SEC File No. 801-8314).

(b) Travelers Investment Adviser, Inc. (“TIA”) was incorporated in June 1996 under the laws of the State of Delaware. TIA is a wholly owned subsidiary of The Plaza Corporation which, in turn, is an indirect wholly owned subsidiary of Citigroup. TIA is registered as an investment adviser under the Advisers Act.

The list required by this Item 25 of officers and directors of TIA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by TIA pursuant to the Advisers Act (SEC File No. 801-52365).

Item 26. Principal Underwriters

a) Citigroup Global Markets Inc. (formerly known as Salomon Smith Barney Inc.), the Registrant’s distributor, is the distributor for Smith Barney Trust II, CitiFunds Trust III, CitiFunds Premium Trust, CitiFunds Institutional Trust. Citigroup Global Markets Inc. is the placement agent for Institutional Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Cash Reserves Portfolio.

Citigroup Global Markets Inc. is also the distributor for the following funds: Salomon Funds Trust, Smith Barney Small Cap Growth Opportunities Portfolio, Smith Barney Investment Series, High Income Opportunity Fund Inc., Intermediate Municipal Fund, Inc., Smith Barney Small Cap Core Fund, Inc., Smith Barney Investment Trust, Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Real Estate Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Variable Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Dollar Government Term Trust, Salomon Brothers High Income Fund, Salomon Brothers High Income Fund II, The Emerging Markets Income Fund Inc., The Emerging Markets Income Fund II Inc., The Emerging Markets Floating Rate Fund Inc., Global Partners Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Municipal Partners Fund Inc., Municipal Partners Fund II Inc., Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Multiple Discipline Trust, Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds, Inc., Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Sector Series Inc., Smith Barney Telecommunications Trust, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

(b) The information required by this Item 26 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

(c) Not applicable.

4

PFS Distributors, Inc. (“PFS Distributors”), a distributor of the Registrant, is also a distributor for the following funds: Smith Barney Trust II, Greenwich Street Series Funds, Smith Barney Investment Series, Smith Barney California Municipal Fund, Inc., Smith Barney Muni Funds, Smith Barney Sector Funds Inc., Travelers Series Fund, Inc., Smith Barney Aggressive Growth Fund Inc., Smith Barney Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Income Funds, Smith Barney Investment Trust, Smith Barney Investment Funds Inc., Smith Barney Managed Municipals Fund Inc., and Smith Barney Money Funds, Inc.

(b) The information required by this Item 26 with respect to each director, officer and partner of Citigroup Global Markets Inc. is incorporated by reference to Schedule A of Form BD filed by Citigroup Global Markets Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 812-8510).

The information required by this Item 26 with respect to each director, officer and partner of PFS Distributors is incorporated by reference to Schedule A of Form BD filed by PFS Distributors pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

(c) Not applicable.

Item 27. Location of Accounts and Records

Smith Barney Allocation Series Inc.

125 Broad Street

New York, New York 10004

Travelers Investment Adviser, Inc.

399 Park Avenue

New York, New York 10022

and

300 First Stamford Place, 4th Floor

Stamford, CT 06902

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

PFS Distributors Inc.

3120 Breckinridge Blvd.

Duluth, GA 30099-0062

Citicorp Trust Bank, fsb

125 Broad Street

New York, New York 10004

PFPC Inc.

P. O. Box 9699

Providence, RI 02940-9699

Primerica Shareholder Services

P.O. Box 9662

Providence, RI 02940-9662

Item 28. Management Services

Not Applicable.

Item 29. Undertakings

Not Applicable.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to be signed on its behalf by the undersigned, and where applicable, the true and lawful attorney-in-fact, thereto duly authorized, in the City of New York and State of New York on the 25th day of February 2005.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chairman of the Board of Directors

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date
/s/ R. JAY GERKEN	President, and Chief Executive Officer	2/25/05
(R. Jay Gerken)

/s/ R. JAY GERKEN	Director; Chairman of the Board	2/25/05
R. Jay Gerken

/s/ ROBERT BRAULT	Treasurer (Principal Accounting Officer)	2/25/05
Robert Brault

/s/ H. JOHN ELLIS*	Director	2/25/05
H. John Ellis

/s/ STEPHEN E. KAUFMAN**	Director	2/25/05
Stephen E. Kaufman

/s/ ARMON E. KAMESAR*	Director	2/25/05
Armon E. Kamesar

/s/ JOHN J. MURPHY*	Director	2/25/05
John J. Murphy

* Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated March 18, 2004.
**Signed by R. Jay Gerken, his duly authorized attorney-in-fact, pursuant to power of attorney dated May 5, 2004.

/s/ R. JAY GERKEN
R. Jay Gerken

6

EXHIBIT INDEX

Exhibit No.            Exhibit